Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of trade and other receivables [line items]
Trade receivables, net	$ 30,713	$ 33,299
Research and development tax credits receivable	7,772	7,626
Sales tax receivable	7,485	9,898
Accrued interest and other	1,631	2,254
Trade and other receivables	47,601	53,077
Gross carrying amount
Disclosure of trade and other receivables [line items]
Trade receivables, net	36,337	39,744
Accumulated impairment
Disclosure of trade and other receivables [line items]
Trade receivables, net	$ (5,624)	$ (6,445)